Significant Accounting Policies, Recent Accounting Pronouncements Adopted (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) Vessel	Jun. 30, 2019	Dec. 31, 2019 USD ($)
Recent Accounting Pronouncements Adopted [Abstract]
Accounts receivable trade, net	$ 904		$ 1,763
Number of vessels employed under long-term time charters | Vessel	7
Total number of vessels | Vessel	10
Spot Charter [Member]
Recent Accounting Pronouncements Adopted [Abstract]
Accounts receivable trade, net	$ 434		$ 653
Accounts Receivable [Member] | Product Concentration Risk [Member] | Spot Charter [Member]
Recent Accounting Pronouncements Adopted [Abstract]
Accounts receivable trade, net	$ 434
Concentration risk percentage	48.00%	67.00%	37.00%